AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 78.8%
Affiliated Mutual Fund — 21.8%
AST J.P. Morgan Fixed Income Central Portfolio* (cost $479,057,033)(wd)	47,638,795	$492,108,753
Common Stocks — 52.8%
Australia — 0.4%
BHP Group Ltd.	146,721	4,638,427
Rio Tinto PLC	49,599	3,366,680
Woodside Energy Group Ltd.	79,703	1,780,578
		9,785,685
Austria — 0.1%
ANDRITZ AG	18,129	1,226,684
Belgium — 0.2%
KBC Group NV	54,201	3,724,193
Brazil — 0.2%
Ambev SA, ADR	103,690	292,406
B3 SA - Brasil Bolsa Balcao	132,534	270,117
Centrais Eletricas Brasileiras SA	15,342	100,647
Itau Unibanco Holding SA, ADR(a)	131,936	642,528
Localiza Rent a Car SA	15,508	162,930
Lojas Renner SA	56,697	185,692
MercadoLibre, Inc.*	919	1,211,297
NU Holdings Ltd. (Class A Stock)*(a)	9,706	46,201
Raia Drogasil SA	94,655	455,491
Suzano SA	18,253	150,066
TIM SA, ADR(a)	12,187	150,631
Vale SA, ADR	35,223	555,819
WEG SA	91,271	729,311
		4,953,136
Canada — 0.9%
Alimentation Couche-Tard, Inc.	65,069	3,271,505
Canadian National Railway Co.	41,836	4,936,431
Fairfax Financial Holdings Ltd.	1,095	728,307
Ritchie Bros. Auctioneers, Inc.	13,165	741,058
Toronto-Dominion Bank (The)(a)	165,607	9,919,265
		19,596,566
Chile — 0.0%
Banco Santander Chile, ADR	7,095	126,504
Cencosud SA	20,138	38,942
		165,446
China — 2.1%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	11,000	49,708
Alibaba Group Holding Ltd.*	182,952	2,317,178
Amoy Diagnostics Co. Ltd. (Class A Stock)	4,900	20,077
Angel Yeast Co. Ltd. (Class A Stock)	7,100	43,112
Anhui Conch Cement Co. Ltd. (Class H Stock)	12,500	43,321
ANTA Sports Products Ltd.	10,600	153,903
Baidu, Inc., ADR*	1,356	204,647
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	123,800	112,393
	Shares	Value
Common Stocks (continued)
China (cont’d.)
BeiGene Ltd., ADR*	125	$26,941
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (Class A Stock)	9,000	43,772
BOC Aviation Ltd., 144A	6,400	49,631
BOE Technology Group Co. Ltd. (Class A Stock)	228,100	147,361
Budweiser Brewing Co. APAC Ltd., 144A	198,800	605,014
BYD Co. Ltd. (Class H Stock)	2,500	73,540
Chacha Food Co. Ltd. (Class A Stock)	10,200	62,928
China Construction Bank Corp. (Class H Stock)	952,000	616,130
China International Capital Corp. Ltd. (Class H Stock), 144A	63,200	126,800
China Life Insurance Co. Ltd. (Class H Stock)	92,000	150,978
China Longyuan Power Group Corp. Ltd. (Class H Stock)	86,000	98,110
China Merchants Bank Co. Ltd. (Class H Stock)	62,500	317,376
China Overseas Land & Investment Ltd.	65,500	158,017
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,600	118,239
China Petroleum & Chemical Corp. (Class H Stock)	236,000	139,268
China Resources Land Ltd.	50,000	227,692
China Resources Mixc Lifestyle Services Ltd., 144A	12,000	63,093
China Vanke Co. Ltd. (Class H Stock)	59,500	93,888
Chongqing Fuling Zhacai Group Co. Ltd. (Class A Stock)	27,000	99,502
Country Garden Services Holdings Co. Ltd.	13,000	22,413
CSPC Pharmaceutical Group Ltd.	108,000	105,874
Dongguan Yiheda Automation Co. Ltd. (Class A Stock)	8,300	63,723
ENN Energy Holdings Ltd.	12,600	172,531
Flat Glass Group Co. Ltd. (Class H Stock)	17,000	48,623
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	48,793	543,307
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	30,400	132,553
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	5,560	34,646
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	150,000	94,785
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	10,400	133,375
H World Group Ltd.*	30,200	147,828
H World Group Ltd., ADR*(a)	5,110	250,288
Haier Smart Home Co. Ltd. (Class H Stock)	65,600	205,412
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	19,697	86,930
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	12,900	60,628
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Huatai Securities Co. Ltd. (Class H Stock), 144A	23,400	$26,712
Huayu Automotive Systems Co. Ltd. (Class A Stock)	26,100	63,553
Hundsun Technologies, Inc. (Class A Stock)	9,920	76,861
Industrial & Commercial Bank of China Ltd. (Class H Stock)	508,000	269,971
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	69,301	293,103
Jade Bird Fire Co. Ltd. (Class A Stock)	15,060	58,585
JD Health International, Inc., 144A*	6,350	47,085
JD Logistics, Inc., 144A*	24,700	44,285
JD.com, Inc. (Class A Stock)	65,679	1,434,180
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	12,900	124,333
Joinn Laboratories China Co. Ltd. (Class H Stock), 144A	7,460	29,113
Kanzhun Ltd., ADR*	2,339	44,511
Kingdee International Software Group Co. Ltd.*	53,000	85,615
Kunlun Energy Co. Ltd.	170,000	132,724
Kweichow Moutai Co. Ltd. (Class A Stock)	4,132	1,091,317
Laobaixing Pharmacy Chain JSC (Class A Stock)	10,948	59,690
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	20,900	122,960
Meituan (Class B Stock), 144A*	36,760	666,908
Midea Group Co. Ltd. (Class A Stock)	21,400	167,421
Minth Group Ltd.	16,000	48,563
Montage Technology Co. Ltd. (Class A Stock)	6,024	61,104
NARI Technology Co. Ltd. (Class A Stock)	13,500	53,218
NetEase, Inc.	56,610	999,330
NIO, Inc., ADR*(a)	5,176	54,400
NIO, Inc. (Class A Stock)*	5,580	58,071
NXP Semiconductors NV(a)	86,689	16,165,331
Oppein Home Group, Inc. (Class A Stock)	4,200	73,872
PDD Holdings, Inc., ADR*	4,107	311,721
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	13,400	56,080
PICC Property & Casualty Co. Ltd. (Class H Stock)	144,000	146,896
Ping An Bank Co. Ltd. (Class A Stock)	54,600	99,477
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	206,500	1,335,893
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	159,000	94,296
Prosus NV*	14,617	1,144,571
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	7,158	69,256
Sany Heavy Industry Co. Ltd. (Class A Stock)	25,900	64,347
Shanghai Baosight Software Co. Ltd. (Class A Stock)	12,640	107,111
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)	25,100	$46,606
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	5,800	42,210
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	3,400	154,238
Shenzhou International Group Holdings Ltd.	8,100	84,970
Silergy Corp.	7,000	111,136
Skshu Paint Co. Ltd. (Class A Stock)*	3,900	66,052
StarPower Semiconductor Ltd. (Class A Stock)	1,100	44,015
Sunny Optical Technology Group Co. Ltd.	3,300	39,820
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	800	35,502
Tencent Holdings Ltd.	196,200	9,588,161
Tingyi Cayman Islands Holding Corp.	32,000	53,551
Trip.com Group Ltd., ADR*	2,810	105,853
Wanhua Chemical Group Co. Ltd. (Class A Stock)	10,400	144,927
Wuliangye Yibin Co. Ltd. (Class A Stock)	13,700	391,346
WuXi AppTec Co. Ltd. (Class H Stock), 144A	11,864	124,249
Wuxi Biologics Cayman, Inc., 144A*	105,000	647,006
Xinyi Solar Holdings Ltd.	64,000	76,723
XPeng, Inc. (Class A Stock)*	8,848	49,114
Yum China Holdings, Inc. (OOTC)(a)	11,503	729,175
Yum China Holdings, Inc. (XHKG)	3,500	219,196
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	11,700	93,322
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Class A Stock)	10,400	99,156
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	30,470	107,578
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	21,600	93,979
Zijin Mining Group Co. Ltd. (Class H Stock)	142,000	236,907
ZTO Express Cayman, Inc.	2,300	65,855
		47,498,646
Colombia — 0.0%
Ecopetrol SA, ADR	6,187	65,335
Denmark — 0.8%
Carlsberg A/S (Class B Stock)	6,304	978,172
Coloplast A/S (Class B Stock)	18,911	2,489,961
Novo Nordisk A/S (Class B Stock)	93,190	14,800,565
		18,268,698
Finland — 0.2%
Neste OYJ	20,806	1,027,898
Nordea Bank Abp	337,672	3,605,761
		4,633,659

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
France — 2.6%
Air Liquide SA	11,577	$1,937,859
Airbus SE	38,465	5,137,675
BNP Paribas SA	19,724	1,177,870
Capgemini SE	14,430	2,681,607
Cie Generale des Etablissements Michelin SCA	62,572	1,912,719
Elis SA	44,652	853,974
Legrand SA	30,620	2,797,821
L’Oreal SA	6,384	2,852,644
LVMH Moet Hennessy Louis Vuitton SE	16,766	15,389,655
Safran SA	28,670	4,244,211
SPIE SA	22,538	654,160
Thales SA	4,654	688,079
TotalEnergies SE	78,651	4,637,556
Vinci SA	114,218	13,094,230
		58,060,060
Germany — 1.6%
adidas AG	13,739	2,435,547
AIXTRON SE	25,638	871,374
Allianz SE	30,587	7,060,583
CTS Eventim AG & Co. KGaA*	9,472	592,151
Deutsche Boerse AG	18,864	3,673,013
Deutsche Lufthansa AG*	127,474	1,417,830
Deutsche Telekom AG	85,856	2,080,488
Duerr AG	11,724	421,270
HUGO BOSS AG	2,162	155,471
Infineon Technologies AG	33,987	1,395,683
Mercedes-Benz Group AG	19,085	1,467,690
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,539	1,586,997
RWE AG	245,479	10,562,565
Siemens AG	12,696	2,056,802
		35,777,464
Greece — 0.0%
Hellenic Telecommunications Organization SA	6,982	102,257
OPAP SA	8,511	136,508
		238,765
Hong Kong — 0.6%
AIA Group Ltd.	857,200	8,989,764
Hong Kong Exchanges & Clearing Ltd.	63,500	2,814,620
Jardine Matheson Holdings Ltd.	4,400	214,026
Techtronic Industries Co. Ltd.	55,000	595,931
		12,614,341
Hungary — 0.0%
OTP Bank Nyrt	4,651	132,784
Richter Gedeon Nyrt	3,409	71,177
		203,961
India — 1.0%
Apollo Hospitals Enterprise Ltd.	3,041	159,928
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Ashok Leyland Ltd.	44,014	$74,914
Asian Paints Ltd.	571	19,238
Axis Bank Ltd.	24,410	255,738
Bajaj Finance Ltd.	515	35,337
Bharat Petroleum Corp. Ltd.	31,453	132,026
Biocon Ltd.	16,830	42,333
Britannia Industries Ltd.	3,368	177,528
Dabur India Ltd.	11,659	77,416
Dr. Reddy’s Laboratories Ltd.	3,103	174,974
Eicher Motors Ltd.	2,331	83,756
Godrej Properties Ltd.*	4,848	61,045
HCL Technologies Ltd.	7,926	105,222
HDFC Bank Ltd., ADR	112,247	7,483,507
HDFC Life Insurance Co. Ltd., 144A	26,097	158,701
Hindustan Unilever Ltd.	10,434	325,847
Housing Development Finance Corp. Ltd.	237,496	7,616,038
ICICI Bank Ltd.	43,763	467,671
ICICI Prudential Life Insurance Co. Ltd., 144A	15,123	80,362
Infosys Ltd., ADR(a)	108,350	1,889,624
ITC Ltd.	43,943	205,604
Kotak Mahindra Bank Ltd.	9,986	211,073
Larsen & Toubro Ltd.	6,254	165,083
Maruti Suzuki India Ltd.	2,177	220,157
NTPC Ltd.	55,650	118,810
Oil & Natural Gas Corp. Ltd.	33,051	60,911
Petronet LNG Ltd.	41,271	115,134
Power Grid Corp. of India Ltd.	52,871	145,558
Reliance Industries Ltd.	27,190	773,136
Shriram Finance Ltd.	8,026	123,385
Tata Consultancy Services Ltd.	8,611	337,533
Tata Consumer Products Ltd.	12,321	106,473
UltraTech Cement Ltd.	1,960	182,130
UPL Ltd.	21,028	183,975
		22,370,167
Indonesia — 0.3%
Bank Central Asia Tbk PT	7,404,300	4,331,842
Bank Mandiri Persero Tbk PT	82,100	56,538
Bank Rakyat Indonesia Persero Tbk PT	3,426,507	1,085,698
Telkom Indonesia Persero Tbk PT	7,585,000	2,059,654
Unilever Indonesia Tbk PT	891,600	258,677
United Tractors Tbk PT	32,700	63,549
		7,855,958
Italy — 0.1%
UniCredit SpA	96,322	1,815,464
Japan — 1.8%
Allegro MicroSystems, Inc.*(a)	19,123	917,713
FANUC Corp.	81,000	2,925,087
Hoya Corp.	76,500	8,454,194
Keyence Corp.	14,100	6,910,534
Mitsubishi UFJ Financial Group, Inc.	308,800	1,978,997
Nippon Telegraph & Telephone Corp.	95,200	2,844,837
Shin-Etsu Chemical Co. Ltd.	303,500	9,851,928

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sony Group Corp.	42,100	$3,834,610
Tokio Marine Holdings, Inc.	103,400	1,989,928
		39,707,828
Kuwait — 0.0%
National Bank of Kuwait SAKP	38,851	134,032
Macau — 0.0%
Sands China Ltd.*	104,000	361,295
Malaysia — 0.0%
CIMB Group Holdings Bhd	67,900	81,829
Malayan Banking Bhd	33,100	64,332
Petronas Chemicals Group Bhd	72,500	116,507
Public Bank Bhd	212,200	192,573
Tenaga Nasional Bhd	40,000	83,706
		538,947
Mexico — 0.2%
America Movil SAB de CV (Class B Stock)*	301,222	317,604
Cemex SAB de CV, UTS*	262,599	144,561
Fomento Economico Mexicano SAB de CV, ADR	4,753	452,438
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	9,234	180,135
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	5,112	156,367
Grupo Financiero Banorte SAB de CV (Class O Stock)	106,639	897,851
Grupo Mexico SAB de CV (Class B Stock)	40,202	190,167
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	44,033	92,831
Regional SAB de CV	6,529	49,873
Wal-Mart de Mexico SAB de CV	785,146	3,137,098
		5,618,925
Netherlands — 1.1%
ASML Holding NV (XAMS)	18,697	12,741,036
ASML Holding NV (NYSE)	771	524,827
Koninklijke Ahold Delhaize NV	61,659	2,106,588
NN Group NV	28,960	1,051,536
Shell PLC	261,373	7,448,765
		23,872,752
Norway — 0.0%
Aker Solutions ASA	159,292	581,232
Panama — 0.0%
Copa Holdings SA (Class A Stock)*	558	51,531
Peru — 0.0%
Credicorp Ltd.	3,979	526,780
Philippines — 0.0%
ACEN Corp.	15,270	1,728
Ayala Land, Inc.	108,200	53,029
BDO Unibank, Inc.	22,650	53,719
		108,476
	Shares	Value
Common Stocks (continued)
Poland — 0.0%
Dino Polska SA, 144A*	2,194	$199,282
Powszechny Zaklad Ubezpieczen SA	14,982	121,994
		321,276
Qatar — 0.0%
Industries Qatar QSC	30,094	107,839
Qatar National Bank QPSC	47,737	210,909
		318,748
Russia — 0.0%
Gazprom PJSC^	165,440	—
Magnitogorsk Iron & Steel Works PJSC*^	112,615	—
MMC Norilsk Nickel PJSC^	1,439	—
MMC Norilsk Nickel PJSC, ADR*^	8	—
Novatek PJSC^	5,822	1
Rosneft Oil Co. PJSC^	30,688	—
Sberbank of Russia PJSC*^	43,116	—
Sberbank of Russia PJSC, ADR*^(a)	18,600	2
Severstal PAO, GDR*^	11,949	1
TCS Group Holding PLC, GDR*^	2,342	—
X5 Retail Group NV, GDR*^	7,231	1
		5
Saudi Arabia — 0.1%
Al Rajhi Bank	21,202	417,384
Alinma Bank	22,162	174,760
Almarai Co. JSC	6,891	103,821
Etihad Etisalat Co.	9,164	101,039
Mouwasat Medical Services Co.	1,001	62,864
SABIC Agri-Nutrients Co.	2,752	93,819
Saudi Arabian Mining Co.*	3,755	64,445
Saudi Arabian Oil Co., 144A	16,516	142,355
Saudi Basic Industries Corp.	9,517	229,660
Saudi National Bank (The)	16,033	196,336
Saudi Telecom Co.	17,980	192,314
		1,778,797
Singapore — 0.2%
DBS Group Holdings Ltd.	198,800	4,942,514
Sea Ltd., ADR*	3,890	336,680
		5,279,194
South Africa — 0.2%
Anglo American PLC	70,862	2,356,977
Bid Corp. Ltd.	23,412	524,022
Bidvest Group Ltd. (The)	22,675	321,412
Capitec Bank Holdings Ltd.	6,335	601,129
Clicks Group Ltd.	10,950	157,518
Discovery Ltd.*	10,402	81,605
FirstRand Ltd.	73,692	249,772
Foschini Group Ltd. (The)	17,837	91,053
Gold Fields Ltd.	4,496	60,227
Impala Platinum Holdings Ltd.	3,968	36,523
MTN Group Ltd.	22,859	163,772
Naspers Ltd. (Class N Stock)	1,798	333,159
Nedbank Group Ltd.	6,252	76,284

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
South Africa (cont’d.)
Sanlam Ltd.	49,306	$156,473
Standard Bank Group Ltd.	18,957	183,804
Vodacom Group Ltd.	15,171	104,124
		5,497,854
South Korea — 0.7%
BGF retail Co. Ltd.	211	29,394
Hana Financial Group, Inc.	5,964	186,786
Hankook Tire & Technology Co. Ltd.	1,344	35,949
HL Mando Co. Ltd.	1,356	48,024
Hyundai Glovis Co. Ltd.	1,041	127,132
Hyundai Mobis Co. Ltd.	1,019	169,245
Hyundai Motor Co.	504	71,705
JYP Entertainment Corp.	1,187	70,939
Kakao Corp.	1,081	51,195
KB Financial Group, Inc.	6,093	222,530
Kia Corp.	3,963	247,323
KIWOOM Securities Co. Ltd.	727	56,708
LG Chem Ltd.	1,734	952,302
LG H&H Co. Ltd.	713	329,405
Lotte Chemical Corp.	551	80,950
NAVER Corp.	4,586	718,585
NCSoft Corp.	404	115,775
POSCO Holdings, Inc.	1,086	307,253
Samsung Biologics Co. Ltd., 144A*	285	172,757
Samsung Electronics Co. Ltd.	46,548	2,301,843
Samsung Electronics Co. Ltd., GDR	6,662	8,229,468
Samsung Fire & Marine Insurance Co. Ltd.	1,070	169,137
Samsung SDI Co. Ltd.	225	127,809
Shinhan Financial Group Co. Ltd.	5,425	147,372
SK Hynix, Inc.	6,338	433,741
SK Innovation Co. Ltd.*	1,113	154,192
SK Telecom Co. Ltd.	2,449	90,863
SK, Inc.	420	55,962
SKC Co. Ltd.	906	80,074
S-Oil Corp.	1,908	117,530
		15,901,948
Spain — 0.2%
Banco de Sabadell SA	623,165	670,177
Iberdrola SA	360,425	4,490,105
		5,160,282
Sweden — 0.6%
Atlas Copco AB (Class A Stock)	242,803	3,075,912
Evolution AB, 144A	7,698	1,031,366
Hexatronic Group AB	33,045	377,094
Skanska AB (Class B Stock)(a)	59,027	904,098
Volvo AB (Class B Stock)(a)	388,282	8,001,192
		13,389,662
Switzerland — 0.3%
Cie Financiere Richemont SA (Class A Stock)	9,652	1,547,757
Novartis AG	28,447	2,611,962
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Zurich Insurance Group AG	3,250	$1,557,396
		5,717,115
Taiwan — 1.3%
Accton Technology Corp.	18,000	189,182
Advantech Co. Ltd.	15,496	189,575
ASE Technology Holding Co. Ltd.	50,000	185,553
AUO Corp.	132,000	80,195
Chailease Holding Co. Ltd.	29,791	219,094
Chunghwa Telecom Co. Ltd.	30,000	117,927
CTBC Financial Holding Co. Ltd.	301,000	216,759
Delta Electronics, Inc.	117,000	1,160,832
E.Sun Financial Holding Co. Ltd.	210,758	175,513
Eclat Textile Co. Ltd.	8,000	130,623
eMemory Technology, Inc.	1,000	61,558
Evergreen Marine Corp. Taiwan Ltd.	7,800	40,852
Fubon Financial Holding Co. Ltd.	78,660	146,395
Giant Manufacturing Co. Ltd.	8,000	46,511
Hon Hai Precision Industry Co. Ltd.	70,000	239,610
Largan Precision Co. Ltd.	4,373	313,519
MediaTek, Inc.	7,000	181,483
Nan Ya Plastics Corp.	70,000	178,312
Nien Made Enterprise Co. Ltd.	7,000	75,389
Novatek Microelectronics Corp.	7,000	99,474
Powertech Technology, Inc.	17,000	50,915
President Chain Store Corp.	68,000	602,651
Realtek Semiconductor Corp.	9,000	114,879
Taiwan Mobile Co. Ltd.	21,000	69,680
Taiwan Semiconductor Manufacturing Co. Ltd.	390,000	6,834,602
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	175,941	16,366,032
Uni-President Enterprises Corp.	85,000	200,939
United Microelectronics Corp.	50,000	87,497
Vanguard International Semiconductor Corp.	14,000	44,786
Wiwynn Corp.	4,000	148,406
Yuanta Financial Holding Co. Ltd.	256,197	188,403
		28,757,146
Thailand — 0.1%
Airports of Thailand PCL, NVDR*	73,500	152,741
Bangkok Bank PCL, NVDR	11,100	49,238
Indorama Ventures PCL, NVDR	57,100	57,696
Kasikornbank PCL, NVDR	24,200	93,875
PTT Exploration & Production PCL, NVDR	38,600	169,621
PTT Global Chemical PCL, NVDR	90,900	121,890
PTT PCL, NVDR	99,100	91,451
SCB X PCL, NVDR	43,700	131,299
SCG Packaging PCL, NVDR	41,100	55,713
Siam Cement PCL (The)	10,100	93,172
Siam Cement PCL (The), NVDR	6,600	60,885
Thai Oil PCL	62,638	96,253
Thai Union Group PCL, NVDR	107,100	44,219
		1,218,053

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	62,597	$89,367
Emaar Properties PJSC	114,323	174,686
Emirates Telecommunications Group Co. PJSC	13,221	79,438
First Abu Dhabi Bank PJSC	19,167	67,318
		410,809
United Kingdom — 1.4%
3i Group PLC	83,528	1,741,016
AstraZeneca PLC	77,624	10,755,143
BP PLC	1,169,281	7,390,470
Diageo PLC	98,940	4,415,660
Lloyds Banking Group PLC	3,009,542	1,769,456
RELX PLC	140,115	4,538,062
TechnipFMC PLC*	38,787	529,443
		31,139,250
United States — 33.5%
AbbVie, Inc.	117,370	18,705,257
Advanced Micro Devices, Inc.*(a)	65,353	6,405,248
AECOM	6,749	569,076
Alaska Air Group, Inc.*(a)	13,095	549,466
Albertson’s Cos., Inc. (Class A Stock)	23,070	479,395
Alnylam Pharmaceuticals, Inc.*	3,935	788,259
Alphabet, Inc. (Class A Stock)*	58,137	6,030,551
Alphabet, Inc. (Class C Stock)*	45,591	4,741,464
Amazon.com, Inc.*	310,443	32,065,657
American Electric Power Co., Inc.	4,478	407,453
American Express Co.	14,001	2,309,465
American Homes 4 Rent (Class A Stock), REIT	21,246	668,187
Ameriprise Financial, Inc.	5,325	1,632,112
AmerisourceBergen Corp.	7,839	1,255,102
AMETEK, Inc.	8,162	1,186,183
Amgen, Inc.	2,586	625,166
Analog Devices, Inc.	39,305	7,751,732
Apple Hospitality REIT, Inc., REIT	24,377	378,331
Apple, Inc.	177,495	29,268,925
AptarGroup, Inc.	9,609	1,135,688
Arista Networks, Inc.*	2,952	495,523
Atmos Energy Corp.(a)	9,685	1,088,207
AutoZone, Inc.*	450	1,106,167
Axalta Coating Systems Ltd.*	50,405	1,526,767
Baker Hughes Co.(a)	214,078	6,178,291
Bank of America Corp.	370,326	10,591,324
Bath & Body Works, Inc.	12,622	461,713
BellRing Brands, Inc.*	10,675	362,950
Berkshire Hathaway, Inc. (Class B Stock)*	7,944	2,452,869
Best Buy Co., Inc.	4,672	365,677
Biogen, Inc.*	4,904	1,363,459
BJ’s Wholesale Club Holdings, Inc.*	15,070	1,146,375
Black Knight, Inc.*	17,910	1,030,900
Blackstone, Inc.(a)	12,565	1,103,710
Booking Holdings, Inc.*	3,305	8,766,215
Boston Scientific Corp.*	102,560	5,131,077
Bright Horizons Family Solutions, Inc.*	14,390	1,107,886
Bristol-Myers Squibb Co.	207,489	14,381,063
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Brixmor Property Group, Inc., REIT	29,553	$635,981
Broadridge Financial Solutions, Inc.	5,505	806,868
Brunswick Corp.	14,148	1,160,136
Burlington Stores, Inc.*	8,034	1,623,671
Cadence Design Systems, Inc.*	2,899	609,051
Capital One Financial Corp.	19,023	1,829,252
Carlisle Cos., Inc.	2,238	505,945
Carter’s, Inc.(a)	6,246	449,212
Casey’s General Stores, Inc.	3,820	826,877
Catalent, Inc.*	16,534	1,086,449
Cboe Global Markets, Inc.	8,934	1,199,300
CBRE Group, Inc. (Class A Stock)*	10,160	739,750
Certara, Inc.*(a)	30,909	745,216
Charles Schwab Corp. (The)	56,144	2,940,823
Charter Communications, Inc. (Class A Stock)*	11,001	3,934,068
Chemed Corp.	2,010	1,080,877
Cheniere Energy, Inc.	5,568	877,517
Chevron Corp.	56,463	9,212,503
Chubb Ltd.	3,795	736,913
Cigna Group (The)	1,929	492,917
Cisco Systems, Inc.	9,158	478,734
Citigroup, Inc.	10,356	485,593
Citizens Financial Group, Inc.	27,447	833,565
Claire’s Private Placement*^	313	93,900
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	48,357	771,778
CME Group, Inc.	52,575	10,069,164
CNA Financial Corp.	7,088	276,645
Coca-Cola Co. (The)	233,278	14,470,234
Cognex Corp.	19,593	970,833
Columbia Sportswear Co.	2,629	237,241
Commerce Bancshares, Inc.	11,260	657,021
CommScope Holding Co., Inc.*	18,538	118,087
Confluent, Inc. (Class A Stock)*(a)	25,952	624,665
ConocoPhillips	86,914	8,622,738
Constellation Brands, Inc. (Class A Stock)	2,740	618,939
Cooper Cos., Inc. (The)(a)	2,593	968,122
Copart, Inc.*	18,634	1,401,463
Coterra Energy, Inc.	16,330	400,738
Crowdstrike Holdings, Inc. (Class A Stock)*	4,036	553,981
Crown Holdings, Inc.	10,994	909,314
CubeSmart, REIT(a)	23,540	1,088,019
Cullen/Frost Bankers, Inc.(a)	8,950	942,793
Cushman & Wakefield PLC*	73,157	771,075
CVS Health Corp.	9,639	716,274
Deere & Co.	30,153	12,449,571
Definitive Healthcare Corp.*(a)	38,749	400,277
Dexcom, Inc.*	8,309	965,340
Dick’s Sporting Goods, Inc.(a)	4,053	575,080
Dollar General Corp.	7,354	1,547,723
Douglas Dynamics, Inc.	18,407	586,999
Dover Corp.	6,938	1,054,160
Dow, Inc.	78,818	4,320,803
Driven Brands Holdings, Inc.*(a)	37,274	1,129,775
DT Midstream, Inc.	12,251	604,832

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
EastGroup Properties, Inc., REIT	8,824	$1,458,784
Eastman Chemical Co.	15,326	1,292,595
Eaton Corp. PLC(a)	31,354	5,372,194
Edison International	7,301	515,378
Elanco Animal Health, Inc.*	25,776	242,294
Eli Lilly & Co.	2,105	722,899
Encompass Health Corp.	21,403	1,157,902
Energizer Holdings, Inc.(a)	12,184	422,785
Entegris, Inc.	16,864	1,383,017
Entergy Corp.	3,904	420,617
Envestnet, Inc.*(a)	12,529	735,076
Envista Holdings Corp.*	10,885	444,979
EOG Resources, Inc.	16,135	1,849,555
EPAM Systems, Inc.*	1,724	515,476
Equifax, Inc.	3,107	630,224
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	3,172	781,771
Evercore, Inc. (Class A Stock)	8,398	968,961
Exact Sciences Corp.*	12,122	821,993
FactSet Research Systems, Inc.	2,662	1,104,970
Federal Realty Investment Trust	5,465	540,106
FedEx Corp.	3,402	777,323
Ferguson PLC	20,645	2,729,512
First Advantage Corp.*	52,386	731,309
First Citizens BancShares, Inc. (Class A Stock)	459	446,653
First Interstate BancSystem, Inc. (Class A Stock)(a)	20,301	606,188
FleetCor Technologies, Inc.*	3,275	690,534
Focus Financial Partners, Inc. (Class A Stock)*	11,789	611,495
Fortune Brands Innovations, Inc.(a)	28,805	1,691,718
Freeport-McMoRan, Inc.	17,042	697,188
Frontier Communications Parent, Inc.*	1	23
Garmin Ltd.	5,631	568,281
Generac Holdings, Inc.*(a)	6,526	704,873
General Dynamics Corp.	3,126	713,384
Genpact Ltd.	1,163	53,754
Globant SA*	932	152,857
Goodman Networks, Inc.*^	1,490	—
Guidewire Software, Inc.*	10,348	849,053
Hartford Financial Services Group, Inc. (The)	7,136	497,308
HashiCorp, Inc. (Class A Stock)*(a)	13,031	381,678
Hayward Holdings, Inc.*(a)	75,970	890,368
HCA Healthcare, Inc.	3,441	907,323
HealthEquity, Inc.*	16,850	989,263
Hillman Solutions Corp.*	77,849	655,489
Hilton Worldwide Holdings, Inc.	7,585	1,068,499
Home Depot, Inc. (The)	1,843	543,906
Honeywell International, Inc.	3,526	673,889
Hubbell, Inc.	3,640	885,648
HubSpot, Inc.*	1,890	810,337
IAC, Inc.*	10,689	551,552
ICU Medical, Inc.*(a)	4,892	806,984
IDEX Corp.(a)	2,941	679,459
Ingersoll Rand, Inc.	15,380	894,808
Insulet Corp.*(a)	2,447	780,495
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
International Business Machines Corp.(a)	3,928	$514,922
Intuit, Inc.	25,038	11,162,692
Intuitive Surgical, Inc.*	16,679	4,260,984
ITT, Inc.	3,538	305,329
Jabil, Inc.	6,811	600,458
Jack Henry & Associates, Inc.(a)	6,423	968,075
JBG SMITH Properties, REIT	15,675	236,066
Johnson & Johnson	9,010	1,396,550
JS Global Lifestyle Co. Ltd., 144A	17,500	17,945
Keurig Dr. Pepper, Inc.	15,885	560,423
Keysight Technologies, Inc.*	3,033	489,769
Kimco Realty Corp.	46,612	910,332
Kinder Morgan, Inc.(a)	54,263	950,145
Kinsale Capital Group, Inc.(a)	3,214	964,682
Knight-Swift Transportation Holdings, Inc.(a)	14,343	811,527
Kraft Heinz Co. (The)(a)	22,886	885,002
Laboratory Corp. of America Holdings	3,049	699,502
Lam Research Corp.	1,490	789,879
Lamar Advertising Co. (Class A Stock), REIT	5,776	576,965
Lamb Weston Holdings, Inc.	10,320	1,078,646
Landstar System, Inc.	4,954	888,054
LCI Industries(a)	5,710	627,358
Leidos Holdings, Inc.	12,808	1,179,104
Lennox International, Inc.	3,803	955,618
Liberty Broadband Corp. (Class C Stock)*	9,623	786,199
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	20,078	561,983
Lincoln Electric Holdings, Inc.(a)	6,979	1,180,149
Linde PLC	11,039	3,880,059
LKQ Corp.	18,430	1,046,087
Loews Corp.(a)	27,012	1,567,236
Lowe’s Cos., Inc.	25,188	5,036,844
LPL Financial Holdings, Inc.	5,820	1,177,968
Lyft, Inc. (Class A Stock)*	29,900	277,173
M&T Bank Corp.	13,060	1,561,584
Manhattan Associates, Inc.*	6,605	1,022,784
Marriott International, Inc. (Class A Stock)	54,228	9,004,017
Martin Marietta Materials, Inc.	2,921	1,037,130
Marvell Technology, Inc.	12,365	535,405
Mastercard, Inc. (Class A Stock)	48,757	17,718,781
McDonald’s Corp.	26,827	7,501,097
Medtronic PLC	5,216	420,514
Merck & Co., Inc.	6,054	644,085
Meta Platforms, Inc. (Class A Stock)*	68,150	14,443,711
Mettler-Toledo International, Inc.*	382	584,540
MGIC Investment Corp.	33,903	454,978
Microsoft Corp.	177,662	51,219,955
Mid-America Apartment Communities, Inc.	11,364	1,716,419
Middleby Corp. (The)*	3,093	453,465
Moelis & Co. (Class A Stock)(a)	18,456	709,449
Mohawk Industries, Inc.*	5,779	579,171
Molina Healthcare, Inc.*	4,090	1,094,034

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
MongoDB, Inc.*(a)	3,778	$880,727
Morgan Stanley	56,240	4,937,872
Morningstar, Inc.	5,103	1,036,062
MSA Safety, Inc.	9,614	1,283,469
Murphy USA, Inc.	1,619	417,783
MYT Holding LLC (Class B Stock)*^	92,685	70,978
Natera, Inc.*	7,809	433,556
National Retail Properties, Inc., REIT	18,197	803,398
nCino, Inc.*(a)	24,254	601,014
Nestle SA	91,610	11,170,059
Newell Brands, Inc.(a)	37,022	460,554
Nexstar Media Group, Inc.	1,665	287,479
NextEra Energy, Inc.	140,432	10,824,499
NIKE, Inc. (Class B Stock)	29,989	3,677,851
Nordson Corp.(a)	4,595	1,021,285
Norfolk Southern Corp.	11,540	2,446,480
Northern Trust Corp.	6,430	566,676
Northrop Grumman Corp.	7,045	3,252,817
NVIDIA Corp.	28,082	7,800,337
Old Dominion Freight Line, Inc.	1,537	523,871
Oracle Corp.	27,345	2,540,897
Outfront Media, Inc., REIT	51,441	834,887
Packaging Corp. of America	6,465	897,536
Palo Alto Networks, Inc.*	7,727	1,543,391
Parade Technologies Ltd.	1,000	34,622
Performance Food Group Co.*(a)	21,045	1,269,855
Perimeter Solutions SA*	68,698	555,080
PG&E Corp.*	135,010	2,183,112
Philip Morris International, Inc.	7,711	749,895
Phillips 66	8,091	820,266
Pioneer Natural Resources Co.	12,489	2,550,753
Planet Fitness, Inc. (Class A Stock)*	13,118	1,018,875
PNC Financial Services Group, Inc. (The)	9,415	1,196,646
Pool Corp.(a)	3,977	1,361,884
Post Holdings, Inc.*	8,411	755,897
Power Integrations, Inc.(a)	14,422	1,220,678
PPG Industries, Inc.	19,992	2,670,531
Procter & Gamble Co. (The)	6,751	1,003,806
Progressive Corp. (The)	44,994	6,436,842
Prologis, Inc.	98,781	12,324,905
Public Service Enterprise Group, Inc.	7,146	446,268
Public Storage	2,688	812,152
Q2 Holdings, Inc.*	20,015	492,769
QUALCOMM, Inc.	8,920	1,138,014
Quanta Services, Inc.(a)	11,451	1,908,195
QuidelOrtho Corp.*(a)	8,572	763,679
Ralph Lauren Corp.(a)	5,247	612,167
Rayonier, Inc.	19,339	643,215
Raytheon Technologies Corp.	11,017	1,078,895
RBC Bearings, Inc.*(a)	4,170	970,484
Regeneron Pharmaceuticals, Inc.*	15,270	12,546,901
Reynolds Consumer Products, Inc.(a)	26,560	730,400
RLI Corp.	7,143	949,376
Roche Holding AG	12,347	3,528,064
Ross Stores, Inc.	58,249	6,181,966
Royalty Pharma PLC (Class A Stock)	19,388	698,550
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Ryman Hospitality Properties, Inc., REIT	8,350	$749,246
S&P Global, Inc.	28,087	9,683,555
SAL TopCo LLC*^	7,526	18,815
Schneider Electric SE	23,305	3,894,823
ServiceNow, Inc.*	2,470	1,147,858
ServisFirst Bancshares, Inc.(a)	13,044	712,594
Simpson Manufacturing Co., Inc.	8,241	903,543
SolarEdge Technologies, Inc.*	3,100	942,245
SS&C Technologies Holdings, Inc.	16,345	923,002
Stellantis NV (BATE)	66,626	1,210,772
Stellantis NV (TRQX)	208,514	3,792,094
StepStone Group, Inc. (Class A Stock)	36,580	887,797
Stericycle, Inc.*	19,812	864,001
STERIS PLC	6,300	1,205,064
Sun Communities, Inc., REIT	14,562	2,051,495
Syneos Health, Inc.*	15,790	562,440
Synopsys, Inc.*	1,502	580,148
Sysco Corp.	5,166	398,970
T. Rowe Price Group, Inc.(a)	4,046	456,793
Target Corp.(a)	2,482	411,094
TD SYNNEX Corp.	5,094	493,048
Teradyne, Inc.(a)	47,276	5,082,643
Tesla, Inc.*	33,667	6,984,556
Texas Instruments, Inc.	5,556	1,033,472
Texas Roadhouse, Inc.	3,715	401,443
Thermo Fisher Scientific, Inc.	2,053	1,183,288
Timken Co. (The)	5,296	432,789
TJX Cos., Inc. (The)	17,321	1,357,274
T-Mobile US, Inc.*	16,793	2,432,298
Toro Co. (The)	14,389	1,599,481
Tractor Supply Co.	3,534	830,631
Trade Desk, Inc. (The) (Class A Stock)*(a)	15,246	928,634
Trane Technologies PLC	30,545	5,619,669
TransUnion(a)	18,930	1,176,310
Travelers Cos., Inc. (The)	5,458	935,556
Truist Financial Corp.	83,208	2,837,393
Tyler Technologies, Inc.*	3,186	1,129,883
U.S. Bancorp(a)	83,294	3,002,749
Uber Technologies, Inc.*	319,566	10,130,242
Union Pacific Corp.	28,713	5,778,778
United Parcel Service, Inc. (Class B Stock)	46,522	9,024,803
UnitedHealth Group, Inc.	44,935	21,235,832
Vail Resorts, Inc.	4,857	1,134,984
Verizon Communications, Inc.	62,785	2,441,709
Vertex Pharmaceuticals, Inc.*	8,340	2,627,684
Vistra Corp.	63	1,512
Vulcan Materials Co.	9,968	1,710,110
Waste Connections, Inc.	9,170	1,275,272
Wells Fargo & Co.	121,109	4,527,054
Welltower, Inc.	4,309	308,912
Wendy’s Co. (The)(a)	45,480	990,554
West Pharmaceutical Services, Inc.	3,584	1,241,748
Westrock Co.	12,302	374,842
WEX, Inc.*	7,130	1,311,136
Weyerhaeuser Co.	35,740	1,076,846

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Williams Cos., Inc. (The)	27,827	$830,914
WillScot Mobile Mini Holdings Corp.*	30,830	1,445,310
Windstream Holdings, Inc.*^	66	495
Wintrust Financial Corp.	12,590	918,440
Wolfspeed, Inc.*(a)	4,844	314,618
Woodward, Inc.	2,405	234,175
Workday, Inc. (Class A Stock)*	3,467	716,074
Xcel Energy, Inc.	22,534	1,519,693
Yum! Brands, Inc.	38,963	5,146,233
Zebra Technologies Corp. (Class A Stock)*	2,351	747,618
Zimmer Biomet Holdings, Inc.	3,636	469,771
Zoom Video Communications, Inc. (Class A Stock)*(a)	7,940	586,290
		756,236,598

Total Common Stocks (cost $1,154,541,342)		1,191,482,763
Preferred Stocks — 0.1%
Brazil — 0.0%
Cia Energetica de Minas Gerais (PRFC)	22,934	51,900
Gerdau SA (PRFC)	33,558	167,510
Itausa SA (PRFC)	81,468	132,125
Petroleo Brasileiro SA (PRFC)	79,378	366,472
		718,007
Germany — 0.1%
Dr. Ing. h.c. F. Porsche AG (PRFC)*	9,114	1,169,775
United States — 0.0%
Claire’s Stores, Inc., CVT*^	242	520,300
Goodman Networks, Inc.*^	1,772	18
		520,318

Total Preferred Stocks (cost $1,649,660)		2,408,100

	Units
Rights* — 0.0%
Brazil
Localiza Rent a Car SA, expiring 05/26/23	69	180
(cost $0)
Warrants* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	27,510
(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Security — 0.0%
United States
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	$226,629
(cost $528,749)
Corporate Bonds — 1.0%
Canada — 0.0%
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
4.750%	02/02/26	484	480,780
Finland — 0.1%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23	1,526	1,511,613
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940%
5.893%(c)	08/30/23	700	699,822
			2,211,435
France — 0.1%
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23	254	252,279
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
5.568%	02/28/25	875	874,745
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23(a)	1,311	1,309,550
Danone SA,
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	402	395,874
			2,832,448
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
0.848%(ff)	09/15/24	800	781,482
5.719%(ff)	02/20/26	466	466,723
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
5.464%	01/13/26	203	204,427
Sumitomo Mitsui Trust Bank Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	200	203,185
			1,655,817
New Zealand — 0.0%
ASB Bank Ltd.,
Sr. Unsec’d. Notes, 144A
3.750%	06/14/23	399	397,954
Switzerland — 0.1%
UBS Group AG,
Sr. Unsec’d. Notes, 144A
4.490%(ff)	08/05/25(a)	1,185	1,157,287

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
United Kingdom — 0.0%
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.732%(ff)	08/17/24	502	$491,506
United States — 0.6%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/03/24	500	490,295
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.843%(ff)	02/04/25(a)	1,550	1,503,486
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.300%	05/01/23	1,900	1,896,945
Citizens Bank NA,
Sr. Unsec’d. Notes
5.284%(ff)	01/26/26	793	739,226
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24	390	380,649
Eversource Energy,
Sr. Unsec’d. Notes, Series T, SOFR Index + 0.250%
4.978%(c)	08/15/23	336	334,535
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.900%	10/01/24	356	360,482
Morgan Stanley,
Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.108%(c)	01/25/24	550	548,274
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	08/01/23	787	781,923
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	365	362,403
Oracle Corp.,
Sr. Unsec’d. Notes
3.625%	07/15/23(a)	1,900	1,889,317
Principal Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.450%
5.016%(c)	04/12/24	408	405,177
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	1,150	1,142,862
U.S. Bancorp,
Sr. Unsec’d. Notes
3.375%	02/05/24	1,096	1,076,370
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24(a)	712	707,344
			12,619,288

Total Corporate Bonds (cost $21,964,260)			21,846,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
11.340%(c)	12/18/26^	537	$483,506
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 6 Month SOFR + 7.350%
12.210%(c)	12/31/26^	63	50,495
Extended Closing Date Loan (Second Lien), 6 Month SOFR + 9.600%
14.460%(c)	12/31/26	108	76,040
Extended Closing Date Term Loan, 6 Month SOFR + 7.350%
12.210%(c)	06/30/26^	113	101,511

Total Floating Rate and Other Loans (cost $710,094)			711,552
U.S. Government Agency Obligation — 0.2%
Federal Home Loan Bank, Bonds
4.875%	06/14/24	3,750	3,762,477
(cost $3,737,636)
U.S. Treasury Obligations — 2.9%
U.S. Treasury Notes
0.375%	07/15/24	1,350	1,281,920
0.375%	01/31/26	1,450	1,316,328
0.875%	01/31/24(a)(k)	51,878	50,238,381
1.500%	02/15/25	3,150	3,000,498
4.000%	02/15/26	3,000	3,012,656
4.125%	01/31/25(a)	2,050	2,049,519
4.625%	03/15/26	4,450	4,551,516

Total U.S. Treasury Obligations (cost $65,433,997)			65,450,818

Total Long-Term Investments (cost $1,727,622,780)			1,778,025,297

	Shares
Short-Term Investments — 24.3%
Affiliated Mutual Funds — 19.9%
PGIM Core Ultra Short Bond Fund(wd)	359,180,922	359,180,922
PGIM Institutional Money Market Fund (cost $88,992,512; includes $88,614,479 of cash collateral for securities on loan)(b)(wd)	89,022,982	88,978,470

Total Affiliated Mutual Funds (cost $448,173,434)		448,159,392

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.4%
United States
Barclays Bank PLC
0.000%	12/07/23	1,234	1,235,038
Cooperatieve Rabobank UA
2.800%	05/17/23	612	610,228
Mizuho Bank Ltd.
5.400%	12/14/23	1,059	1,058,907

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (continued)
United States (cont’d.)
Oversea-Chinese Banking Corp. Ltd.
0.000%	07/05/23	1,063	$1,062,712
Skandinaviska Enskilda Banken AB
0.000%	06/01/23	750	747,116
Standard Chartered Bank
0.000%	05/26/23	693	690,608
4.020%	08/11/23	1,150	1,144,713
Sumitomo Mitsui Banking Corp.
2.700%	04/25/23	750	748,834
Toronto-Dominion Bank (The)
2.900%	06/01/23	691	688,422
Commercial Paper(n) — 3.8%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.
5.205%	07/13/23	1,250	1,231,425
Westpac Banking Corp.
5.229%	10/10/23	1,500	1,458,754
			2,690,179
Canada — 0.0%
Toronto-Dominion Bank (The)
5.315%	10/23/23	1,500	1,455,513
Norway — 0.1%
DNB Bank ASA
3.763%	05/15/23	1,900	1,888,645
United States — 3.6%
3M Corp.
5.552%	03/28/33	608	594,273
Alimentation Couche-Tard, Inc.
4.933%	04/11/23	950	948,487
American Electric Power Co., Inc.
5.285%	06/15/35	337	331,221
American Honda Finance Corp.
5.011%	05/05/23	1,900	1,890,141
ASB Bank Ltd.
4.102%	08/18/23	620	607,752
AT&T Inc.
5.684%	12/20/23	752	720,770
Australia & New Zealand Banking Group Ltd.
5.521%	11/22/23	930	898,389
5.392%	09/12/23	841	820,841
5.388%	12/15/23	1,225	1,179,462
Banco del Estado de Chile
5.219%	07/18/23	1,900	1,869,971
Banco Santander SA
5.633%	02/22/24	916	872,986
5.202%	06/26/23	1,500	1,481,781
BASF SE
5.604%	12/01/23	857	825,494
BMO Financial Group
5.552%	11/06/23	1,046	1,013,003
Canadian Imperial Bank of Commerce
3.811%	07/26/23	1,885	1,853,983
Citigroup Global Markets Inc.
5.430%	01/08/24	752	720,822
5.521%	11/27/23	929	895,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper(n) (continued)
United States (cont’d.)
5.149%	08/07/23	1,100	$1,079,767
Dexia SA
4.762%	04/20/23	3,000	2,991,940
DNB Bank ASA
5.126%	03/01/28	750	730,025
DZ Bank AG Deutsche Zentral
5.003%	07/27/23	1,115	1,096,540
EIDP Inc.,
5.038%	04/17/23	1,900	1,895,317
Export Development Corp.
4.941%	07/12/23	3,800	3,746,182
Federation des caisses Desjardins du Quebec
4.756%	04/11/23	3,000	2,995,544
5.427%	08/08/23	3,800	3,724,781
First Abu Dhabi Bank PJSC
4.849%	04/27/23	3,800	3,786,209
Glencore Funding LLC
5.150%	05/16/23	1,400	1,390,514
Goldman Sachs Group, Inc. (The)
2.796%	05/15/23	750	745,439
Groupe BPCE
5.291%	10/06/23	750	729,513
HSBC USA Inc.
4.177%	08/01/23	1,900	1,866,334
ING U.S. Funding LLC
5.273%	09/21/23	1,250	1,218,837
5.147%	08/03/23	1,500	1,473,255
Korea Development Bank
5.016%	07/07/23	3,000	2,959,118
Lloyds Bank Corporate Markets PLC
3.782%	05/08/23	1,000	994,888
5.355%	11/10/23	1,100	1,064,580
LMA Americas LLC
5.157%	07/06/23	1,500	1,477,775
LVMH Moet Hennessy Louis Vuitton Inc.
5.150%	08/21/23	1,900	1,861,177
5.085%	09/06/23	1,900	1,856,237
Macquarie Bank Ltd.
5.489%	11/15/23	1,250	1,208,581
Macquarie Group Ltd.
5.305%	11/09/23	700	677,374
MUFG Bank Ltd.
5.212%	05/15/23	1,025	1,018,691
National Bank CDA
5.219%	06/07/23	1,250	1,238,461
Natixis SA
5.459%	09/01/23	625	611,201
Natwest PLC
5.633%	02/06/24	1,595	1,517,949
Nederlandse Waterschapsbank N.V.
4.649%	04/03/23	3,000	2,998,790
Nordea Bank Abp
5.444%	11/16/23	1,138	1,100,702
Rabobank
5.261%	08/14/23	1,250	1,225,709
Royal Bank of Canada
5.610%	11/21/23	804	776,735

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper(n) (continued)
United States (cont’d.)
5.533%	12/08/23	1,250	$1,204,605
Skandinaviska Enskilda Banken AB
5.052%	07/13/23	3,000	2,956,034
Societe Generale North America
5.178%	09/15/23	800	780,378
Societe Generale SA
5.444%	12/15/23	1,101	1,059,921
5.455%	02/12/24	542	517,391
Toyota Industries Commercial Finance, Inc.
4.017%	06/09/23	1,264	1,251,694
TransCanada Pipelines Ltd.
5.548%	08/11/23	722	707,047
Virginia Electric and Power Co., Inc.
4.851%	04/10/23	1,900	1,897,345
Westpac Banking Corp.
5.520%	08/23/23	912	893,156
			80,850,958

Total Commercial Paper (cost $86,946,497)			86,885,295
U.S. Treasury Obligation(n) — 0.2%
U.S. Treasury Bills
4.735%	05/25/23(a)	3,850	3,824,302
(cost $3,822,980)

Total Short-Term Investments (cost $546,944,911)			546,855,567

TOTAL INVESTMENTS—103.1% (cost $2,274,567,691)			2,324,880,864

Liabilities in excess of other assets(z) — (3.1)%			(69,575,872)

Net Assets — 100.0%			$2,255,304,992

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ING	ING Financial Markets LLC
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
RBC	Royal Bank of Canada
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TRQX	Turquoise Stock Exchange
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XHKG	Hong Kong Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,367,533 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,657,398; cash collateral of $88,614,479 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,137	10 Year U.S. Treasury Notes	Jun. 2023	$475,431,818	$14,332,980
447	DJ US Real Estate Index	Jun. 2023	14,809,110	231,412
165	Euro Currency	Jun. 2023	22,488,469	367,989
241	FTSE 100 Index	Jun. 2023	22,710,564	(252,985)
87	XAV Health Care Index	Jun. 2023	11,476,170	373,924
148	XAK Technology Index	Jun. 2023	22,729,840	1,023,047
249	Japanese Yen Currency	Jun. 2023	23,725,031	501,336
1,705	Mini MSCI EAFE Index	Jun. 2023	178,726,625	4,823,847
309	Mini MSCI Emerging Markets Index	Jun. 2023	15,380,475	516,935
1,034	S&P 500 E-Mini Index	Jun. 2023	213,921,675	8,175,953
				30,094,438
Short Positions:
963	Euro STOXX 50 Index	Jun. 2023	44,500,755	23,522
112	XAI Emini Industry Index	Jun. 2023	11,513,600	(28,000)
151	XAY Consumer Discretionary Index	Jun. 2023	22,997,300	(1,061,717)
2,555	MSCI Europe Index	Jun. 2023	80,840,935	(2,578,875)
625	Russell 2000 E-Mini Index	Jun. 2023	56,671,875	580,118
224	S&P Mid Cap 400 E-Mini Index	Jun. 2023	56,665,280	340,753
130	S&P/TSX 60 Index	Jun. 2023	23,262,449	18,956
313	TOPIX Index	Jun. 2023	47,229,938	151,461
				(2,553,782)
				$27,540,656
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/01/23	ML	AUD	14,673	$10,451,556	$9,818,965	$—	$(632,591)
British Pound,
Expiring 05/02/23	CITI	GBP	516	619,615	637,264	17,649	—
Expiring 05/02/23	ML	GBP	1,073	1,283,997	1,324,094	40,097	—
Expiring 05/02/23	ML	GBP	955	1,144,849	1,179,138	34,289	—
Expiring 05/02/23	ML	GBP	391	475,542	482,833	7,291	—
Expiring 05/02/23	RBC	GBP	1,024	1,224,670	1,263,552	38,882	—
Expiring 05/02/23	RBC	GBP	623	770,567	768,747	—	(1,820)
Expiring 05/02/23	RBC	GBP	473	582,370	583,782	1,412	—
Expiring 05/02/23	SSB	GBP	15,334	18,713,031	18,928,546	215,515	—
Expiring 05/02/23	SSB	GBP	2,178	2,704,711	2,688,912	—	(15,799)
Expiring 05/02/23	SSB	GBP	902	1,117,503	1,112,959	—	(4,544)
Expiring 05/02/23	SSB	GBP	785	971,861	968,905	—	(2,956)
Canadian Dollar,
Expiring 05/01/23	ML	CAD	20,796	15,570,279	15,394,732	—	(175,547)
Danish Krone,
Expiring 05/01/23	CITI	DKK	5,465	804,149	797,140	—	(7,009)
Euro,
Expiring 05/02/23	ML	EUR	2,075	2,217,601	2,254,574	36,973	—
Expiring 05/02/23	RBC	EUR	2,837	3,004,017	3,082,670	78,653	—
A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/23	RBC	EUR	1,464	$1,591,714	$1,590,473	$—	$(1,241)
Expiring 05/02/23	RBC	EUR	1,087	1,168,330	1,180,833	12,503	—
Expiring 05/02/23	RBC	EUR	932	1,000,460	1,012,972	12,512	—
Expiring 05/02/23	RBC	EUR	662	705,202	718,709	13,507	—
Expiring 05/02/23	RBC	EUR	661	718,972	718,389	—	(583)
Expiring 05/02/23	SSB	EUR	2,523	2,703,667	2,740,629	36,962	—
Expiring 05/02/23	SSB	EUR	2,492	2,720,928	2,707,458	—	(13,470)
Expiring 05/02/23	SSB	EUR	1,245	1,333,800	1,352,264	18,464	—
Expiring 05/02/23	SSB	EUR	968	1,039,417	1,051,227	11,810	—
Expiring 05/02/23	SSB	EUR	886	970,949	962,635	—	(8,314)
Expiring 05/02/23	SSB	EUR	645	695,883	701,260	5,377	—
Expiring 05/02/23	SSB	EUR	602	643,784	653,722	9,938	—
Japanese Yen,
Expiring 05/01/23	RBC	JPY	110,209	815,636	834,234	18,598	—
Expiring 05/01/23	RBC	JPY	83,803	631,432	634,351	2,919	—
Expiring 05/01/23	RBC	JPY	64,214	481,129	486,074	4,945	—
Expiring 05/01/23	SSB	JPY	1,315,769	10,248,801	9,959,804	—	(288,997)
Expiring 05/01/23	SSB	JPY	131,468	975,528	995,153	19,625	—
Norwegian Krone,
Expiring 05/02/23	CITI	NOK	5,389	546,277	515,471	—	(30,806)
Expiring 05/02/23	CITI	NOK	954	91,373	91,282	—	(91)
Singapore Dollar,
Expiring 05/02/23	RBC	SGD	624	475,007	469,239	—	(5,768)
Swedish Krona,
Expiring 05/02/23	ML	SEK	4,696	450,165	453,315	3,150	—
Expiring 05/02/23	RBC	SEK	8,084	769,032	780,334	11,302	—
Expiring 05/02/23	SSB	SEK	6,755	648,194	652,044	3,850	—
Swiss Franc,
Expiring 05/02/23	ML	CHF	12,378	13,538,795	13,575,377	36,582	—
Expiring 05/02/23	RBC	CHF	2,959	3,232,823	3,244,860	12,037	—
				$109,853,616	$109,368,922	704,842	(1,189,536)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BARC	GBP	115	$138,792	$142,441	$—	$(3,649)
Expiring 05/02/23	SSB	GBP	8,413	10,368,825	10,384,909	—	(16,084)
Canadian Dollar,
Expiring 05/01/23	ML	CAD	4,798	3,520,889	3,551,861	—	(30,972)
Expiring 05/01/23	RBC	CAD	2,733	2,012,491	2,023,199	—	(10,708)
Danish Krone,
Expiring 05/01/23	CITI	DKK	21,873	3,220,316	3,190,684	29,632	—
Expiring 05/02/23	SSB	DKK	9,371	1,356,005	1,367,079	—	(11,074)
Euro,
Expiring 05/02/23	ML	EUR	3,712	3,943,083	4,033,444	—	(90,361)
Expiring 05/02/23	ML	EUR	551	586,855	598,830	—	(11,975)
Expiring 05/02/23	RBC	EUR	665	719,545	722,384	—	(2,839)
Expiring 05/02/23	RBC	EUR	491	522,744	533,601	—	(10,857)
Expiring 05/02/23	SSB	EUR	66,481	71,572,122	72,228,214	—	(656,092)
Expiring 05/02/23	SSB	EUR	13,994	15,301,742	15,204,190	97,552	—
Expiring 05/02/23	SSB	EUR	2,812	3,068,273	3,055,570	12,703	—
Expiring 05/02/23	SSB	EUR	2,196	2,381,244	2,385,785	—	(4,541)
A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/23	SSB	EUR	508	$550,897	$551,957	$—	$(1,060)
Hong Kong Dollar,
Expiring 05/02/23	RBC	HKD	7,494	956,432	956,241	191	—
Japanese Yen,
Expiring 05/01/23	CITI	JPY	379,802	2,874,871	2,874,938	—	(67)
Expiring 05/01/23	RBC	JPY	302,310	2,290,056	2,288,355	1,701	—
Expiring 05/01/23	RBC	JPY	72,616	544,336	549,669	—	(5,333)
Singapore Dollar,
Expiring 05/02/23	SSB	SGD	624	478,426	469,239	9,187	—
Swedish Krona,
Expiring 05/02/23	ML	SEK	83,739	8,213,252	8,082,644	130,608	—
Expiring 05/02/23	ML	SEK	8,739	840,157	843,547	—	(3,390)
				$135,461,353	$136,038,781	281,574	(859,002)
						$986,416	$(2,048,538)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/02/23	Buy	SEK	4,756	EUR	424	$—	$(2,063)	SSB

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 1,004	$37,111	$—	$37,111
AIB Group PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 976	(82,756)	—	(82,756)
Air Liquide SA(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 1,378	45,367	—	45,367
Ashtead Group PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 977	(183,851)	—	(183,851)
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 1,362	(187,987)	—	(187,987)
BP PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 2,251	(229,374)	—	(229,374)
Diploma PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 607	(3,581)	—	(3,581)
Dunelm Group PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 472	(45,106)	—	(45,106)
A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Engie SA(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 1,358	$55,054	$—	$55,054
Inchcape PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 517	(95,521)	—	(95,521)
Industria de Diseno Textil SA(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 1,325	92,163	—	92,163
JD Sports Fashion PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 727	(12,778)	—	(12,778)
LVMH Moet Hennessy Louis Vuitton SE(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 3,888	156,488	—	156,488
Oxford Instruments PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 403	(13,794)	—	(13,794)
Pernod Ricard SA(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 1,225	56,283	—	56,283
Pets at Home Group PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 516	(25,488)	—	(25,488)
Rio Tinto PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 646	(27,891)	—	(27,891)
Ryanair Holdings PLC, ADR(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/10/23	1,102	(23,008)	—	(23,008)
Smurfit Kappa Group PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 1,044	(68,553)	—	(68,553)
SSE PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 668	6,601	—	6,601
TotalEnergies SE(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 2,574	(186,426)	—	(186,426)
Verallia SA(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 1,059	50,956	—	50,956
Vinci SA(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	EUR 1,787	(47,401)	—	(47,401)
Whitbread PLC(M)	1 Month LIBOR(M)/ 4.858%	BOA	04/11/23	GBP 724	(29,792)	—	(29,792)
					$(763,284)	$—	$(763,284)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16